RELATED PARTIES - Expenses Related to Management Members (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Short-term benefits	[1]	R$ 74.2	R$ 68.3	R$ 26.0
Share-based payments	[2]	66.0	65.3	42.7
Total key management remuneration		R$ 140.2	R$ 133.6	R$ 68.7

[1]	These mainly correspond to management’s salaries and profit sharing (including performance bonuses).
[2]	These correspond to the compensation cost of share options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.